S000015623 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
FTSE Nareit All Residential Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.30%	7.32%	6.49%
iShares Residential and Multisector Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.80%	6.82%	6.07%
Performance Inception Date				May 01, 2007
iShares Residential and Multisector Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	5.84%	4.81%
iShares Residential and Multisector Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.01%	4.98%	4.26%